Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as at January 1	$ 47,813	$ 42,477	$ 46,956
Increases for positions related to the current year	2,482	9,708	5,820
Increases for positions related to prior years	6,805	7,394	2,983
Decreases for positions related to prior years	(3,303)	(4,798)	(964)
Decreases related to statute of limitations	(9,153)	(5,430)	(8,972)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation			(3,346)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation	(3,240)	(1,538)
Balance as at December 31	41,404	47,813	42,477
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	7,600	6,200	3,800
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	23,700	24,100	22,300
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	7,600	$ 6,200	$ 3,800
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 11,600